Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property, plant and equipment, Gross	$ 1,307	$ 1,290
Less accumulated depreciation and amortization	(747)	(681)
Property, plant and equipment, Net	560	609
Land and buildings
Property Plant And Equipment [Line Items]
Property, plant and equipment, Gross	341	359
Information and communication equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, Gross	839	771
Furniture, equipment and other
Property Plant And Equipment [Line Items]
Property, plant and equipment, Gross	$ 127	$ 160